Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 2,153,515	$ 3,403,536
Cost of revenue	(556,590)	(782,790)
Gross profit	1,596,925	2,620,746
General and administrative expenses - continuing operations	(2,473,600)	(2,708,499)	(13,289,150)
General and administrative expenses - discontinued operations	(21,946)	(712,414)	(16,594,807)
Non-marketable investment impairment		(9,296,754)	(1,333,506)
Gain on extinguishment of debt			1,143,952
Total operating expenses - continuing operations	(2,473,600)	(12,005,253)	(13,478,704)
Total operating expenses - discontinued operations	(21,946)	(712,414)	(16,594,807)
Loss from continuing operations	(876,675)	(9,384,507)	(13,478,704)
Interest income and bank charges	1,003,140	(786)
Loss on change of fair value of warrant liabilities	(1,736,512)
Other income and expense
Other (expenses)/income - continuing operations	(733,372)	(786)
Other (expenses)/income - discontinued operations
Total other (expenses) income	(733,372)	(786)
Loss before income taxes from continuing operations	(1,610,047)	(9,385,293)	(13,478,704)
Income tax expense	(94,947)	(255,805)
Net loss from continuing operations	(1,704,994)	(9,641,098)	(13,478,704)
Gain on disposal of subsidiaries	6,930,504
Profit/(Loss) from discontinued operations	(21,946)	(712,414)	(16,594,807)
Income tax expense
Net profit/(loss) from discontinued operations	6,908,558	(712,414)	(16,594,807)
Net profit/(loss)	5,203,564	(10,353,512)	(30,073,511)
Foreign currency translation adjustment	(9,858)	(16,397)	(13,059)
Comprehensive income/(loss)	$ 5,193,706	$ (10,369,909)	$ (30,086,570)
Loss from continuing operations per share of common stock – basic (in Dollars per share)	$ (2.61)	$ (19.44)	$ (54.42)
Loss from continuing operations per share of common stock – diluted (in Dollars per share)	(1.37)	(19.44)	(54.42)
Loss from discontinued operations per share of common stock – basic (in Dollars per share)	(0.03)	(1.44)	(67)
Loss from discontinued operations per share of common stock – diluted (in Dollars per share)	$ (0.02)	$ (1.44)	$ (67)
Weighted average number of common stock outstanding – basic (in Shares)	654,419	495,877	247,675
Weighted average number of common stock outstanding – diluted (in Shares)	1,243,186	495,877	247,675
Commission
Revenue	$ 2,153,515	$ 3,403,536